LOSS PER SHARE (Schedule of Basic Loss Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Earnings per share [line items]
Weighted number of shares	[1]	7,874,039	5,697,245	[2]	4,589,386	[3]
Loss from continuing operations, attributable to equity holders of the Company		$ (13,357)	$ (14,049)		$ (20,946)
Income from discontinued operations, attributable to equity holders of the Company - Basic		4,877	$ (2,436)		$ (2,933)
Income from discontinued operations, attributable to equity holders of the Company - Diluted		$ 4,860
Basic earnings (loss) per share from discontinued operations		$ 0.62	$ (0.43)	[2]	$ (0.64)	[2]
Diluted earnings (loss) per share from discontinued operations		$ 0.62	$ (0.43)	[2]	$ (0.64)	[2]

[1]	Number of shares and NIS par value amounts have been retroactively adjusted to reflect the reverse share split at a ratio of 1-for-10 for 2023 amounts.
[2]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.
[3]	To compute diluted loss per share, potential ordinary shares have not been taken into account due to their anti-dilutive effect. See Notes 18(d) and Note 18(e) for number of outstanding options and RSUs. In addition, weighed number of shares for 2023 have been retroactively adjusted to reflect the reverse stock split. See Note 17(b).